EQUITY ACCOUNTED INVESTMENTS - Schedule Of Current And Non-Current Assets And Liabilities Of Investments In Associates And Joint Ventures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	$ 55,272	$ 34,586
Non-current assets	368,561	277,757
Current liabilities	31,446	29,501
Non-current liabilities	231,727	161,218
Profit (Loss) of associate or joint venture	7,835	7,303
Revenue of associate or joint venture	58,508	49,895
Other Comprehensive Income of associate or joint venture	(1,166)	695
Real Estate | Core office
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	1,458	2,315
Non-current assets	41,236	39,945
Current liabilities	4,244	3,942
Non-current liabilities	15,482	16,150
Profit (Loss) of associate or joint venture	1,173	(66)
Revenue of associate or joint venture	2,227	2,328
Other Comprehensive Income of associate or joint venture	(38)	(60)
Real Estate | LP Investments and Other [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	1,544	2,491
Non-current assets	21,399	9,670
Current liabilities	3,110	1,575
Non-current liabilities	3,526	4,705
Profit (Loss) of associate or joint venture	724	336
Revenue of associate or joint venture	1,503	1,878
Other Comprehensive Income of associate or joint venture	82	34
Real Estate | Transitional and Development [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	1,774	1,265
Non-current assets	29,903	29,675
Current liabilities	4,835	7,044
Non-current liabilities	9,940	7,096
Profit (Loss) of associate or joint venture	469	76
Revenue of associate or joint venture	3,045	2,956
Other Comprehensive Income of associate or joint venture	(25)	(30)
Infrastructure | Utilities [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	94	437
Non-current assets	1,358	6,025
Current liabilities	58	337
Non-current liabilities	914	4,177
Profit (Loss) of associate or joint venture	87	286
Revenue of associate or joint venture	272	724
Other Comprehensive Income of associate or joint venture	(179)	183
Infrastructure | Transport
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	230	239
Non-current assets	11,051	10,563
Current liabilities	72	148
Non-current liabilities	6,147	6,131
Profit (Loss) of associate or joint venture	2,481	4,114
Revenue of associate or joint venture	9,353	12,102
Other Comprehensive Income of associate or joint venture	(59)	36
Infrastructure | Midstream [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	195	226
Non-current assets	6,257	6,143
Current liabilities	259	190
Non-current liabilities	4,080	4,058
Profit (Loss) of associate or joint venture	198	315
Revenue of associate or joint venture	902	924
Other Comprehensive Income of associate or joint venture	66	188
Infrastructure | Data [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	382	355
Non-current assets	15,453	8,272
Current liabilities	2,544	188
Non-current liabilities	2,351	3,883
Profit (Loss) of associate or joint venture	(127)	511
Revenue of associate or joint venture	475	1,047
Other Comprehensive Income of associate or joint venture	(658)	(53)
Other [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	366	189
Non-current assets	586	220
Current liabilities	240	126
Non-current liabilities	414	52
Profit (Loss) of associate or joint venture	77	50
Revenue of associate or joint venture	496	285
Other Comprehensive Income of associate or joint venture	(2)	18
Reinsurance
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	32,524	11,930
Non-current assets	107,936	49,494
Current liabilities	1,005	1,654
Non-current liabilities	126,379	53,646
Profit (Loss) of associate or joint venture	898	452
Revenue of associate or joint venture	14,366	6,785
Other Comprehensive Income of associate or joint venture	750	484
Oaktree [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	2,261	2,493
Non-current assets	19,142	19,733
Current liabilities	1,775	2,277
Non-current liabilities	10,372	10,730
Profit (Loss) of associate or joint venture	651	475
Revenue of associate or joint venture	1,781	1,503
Other Comprehensive Income of associate or joint venture	(1)	16
Transitional and Development [Member] | Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	53	170
Non-current assets	448	329
Current liabilities	26	11
Non-current liabilities	108	118
Profit (Loss) of associate or joint venture	51	22
Revenue of associate or joint venture	355	26
Other Comprehensive Income of associate or joint venture	0	0
LP Investments and Other [Member] | Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	0	20
Non-current assets	354	473
Current liabilities	0	11
Non-current liabilities	0	80
Profit (Loss) of associate or joint venture	(15)	(55)
Revenue of associate or joint venture	17	40
Other Comprehensive Income of associate or joint venture	(78)	(56)
Utilities [Member] | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	160	208
Non-current assets	1,882	2,563
Current liabilities	67	74
Non-current liabilities	1,228	1,132
Profit (Loss) of associate or joint venture	(91)	39
Revenue of associate or joint venture	193	1,136
Other Comprehensive Income of associate or joint venture	(114)	(376)
Transport | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	1,293	1,641
Non-current assets	10,782	12,862
Current liabilities	1,208	2,065
Non-current liabilities	6,072	6,994
Profit (Loss) of associate or joint venture	342	27
Revenue of associate or joint venture	3,119	3,044
Other Comprehensive Income of associate or joint venture	(820)	330
Data [Member] | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	1,927	1,061
Non-current assets	42,012	42,547
Current liabilities	2,142	2,725
Non-current liabilities	22,600	21,996
Profit (Loss) of associate or joint venture	964	(45)
Revenue of associate or joint venture	2,732	2,272
Other Comprehensive Income of associate or joint venture	(764)	685
Other [Member] | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	112	134
Non-current assets	532	1,032
Current liabilities	83	94
Non-current liabilities	237	321
Profit (Loss) of associate or joint venture	(11)	(180)
Revenue of associate or joint venture	228	206
Other Comprehensive Income of associate or joint venture	(123)	(283)
Other [Member] | Private Equity and Other
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	3,787	3,306
Non-current assets	13,618	10,917
Current liabilities	3,114	2,020
Non-current liabilities	8,406	6,992
Profit (Loss) of associate or joint venture	(15)	208
Revenue of associate or joint venture	6,888	6,951
Other Comprehensive Income of associate or joint venture	(80)	6
Other [Member] | Renewable Power
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	1,987	1,641
Non-current assets	9,638	10,560
Current liabilities	2,908	1,578
Non-current liabilities	4,882	5,835
Profit (Loss) of associate or joint venture	198	662
Revenue of associate or joint venture	2,465	2,893
Other Comprehensive Income of associate or joint venture	880	(355)
Industrial products [Member] | Private Equity and Other
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	1,257	908
Non-current assets	1,649	650
Current liabilities	564	367
Non-current liabilities	1,041	334
Sustainable Solutions | Renewable Power
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	2,978	2,862
Non-current assets	13,930	13,952
Current liabilities	2,515	2,623
Non-current liabilities	6,128	6,055
Profit (Loss) of associate or joint venture	(365)	(15)
Revenue of associate or joint venture	5,350	394
Other Comprehensive Income of associate or joint venture	124	(67)
Wind [Member] | Renewable Power
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	890	695
Non-current assets	19,395	2,132
Current liabilities	677	452
Non-current liabilities	1,420	733
Profit (Loss) of associate or joint venture	16	11
Revenue of associate or joint venture	353	185
Other Comprehensive Income of associate or joint venture	$ (128)	$ 0